       AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 14, 1997
                                                                FILE NO. 33-8708
                                                               FILE NO. 811-4839

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/
                          PRE-EFFECTIVE AMENDMENT NO.                        / /

                        POST-EFFECTIVE AMENDMENT NO. 13                      /X/

                                     AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/

                                AMENDMENT NO. 14                             /X/

                        (CHECK APPROPRIATE BOX OR BOXES)

                            ------------------------

                 MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            P.O. BOX 9011                                     08543-9011
        PRINCETON, NEW JERSEY                                 (ZIP CODE)
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (609) 282-2800
                                ROBERT W. CROOK
                 MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND FUND
                                 P.O. BOX 9011
                        PRINCETON, NEW JERSEY 08543-9011
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                   COPIES TO:

      PHILIP L. KIRSTEIN, ESQ.                  LEONARD B. MACKEY, JR., ESQ.
    FUND ASSET MANAGEMENT, L.P.                        ROGERS & WELLS
           P.O. BOX 9011                              200 PARK AVENUE
  PRINCETON, NEW JERSEY 08543-9011                NEW YORK, NEW YORK 10166




                     IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):



   /X/     immediately upon filing pursuant to paragraph (b)
   / /     on                   pursuant to paragraph (b)
   / /     60 days after filing pursuant to paragraph (a)
   / /     on (date) pursuant to paragraph (a)(i)
   / /     75 days after filing pursuant to paragraph (a)(ii)
   / /     on (date) pursuant to paragraph (a)(ii) of rule 485


                     IF APPROPRIATE, CHECK THE FOLLOWING BOX:

   / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                        CALCULATION OF REGISTRATION FEE

     THE REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF ITS SHARES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. THE NOTICE REQUIRED BY SUCH RULE FOR THE REGISTRANT'S MOST RECENT FISCAL YEAR WAS FILED ON DECEMBER 21, 1995.

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     This Post-Effective Amendment No. 13 (the "Amendment") to the registration statement of Merrill Lynch Intermediate Government Bond Fund (the "Fund") on Form N-1A under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 is being filed pursuant to Rule 485(b) of the 1933 Act for the sole purpose of filing Exhibit 10 to the Amendment, containing the Opinion of Counsel. The Cross-Reference Sheet, the Fund's Prospectus, its Statement of Additional Information and Part C, none of which are being in any way changed by the Amendment, have thus been omitted from the Amendment.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Suffolk, and Commonwealth of Massachusetts, on the 14th day of February, 1997.



                                          MERRILL LYNCH INTERMEDIATE
                                          GOVERNMENT BOND FUND

                                          By:        /s/  ROBERT W. CROOK
                                              ----------------------------------
                                                       Robert W. Crook



     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



        SIGNATURE                          TITLE                          DATE
-------------------------  -------------------------------------   -------------------

   /s/ ROBERT W. CROOK     President and Trustee                     February 14, 1997
------------------------     (Principal Executive Officer)
     Robert W. Crook

            *              Treasurer (Principal Financial and
 -----------------------     Accounting Officer)
    Gerald M. Richard

           *               Trustee
 -----------------------
  A. Bruce Brackenridge


            *              Trustee
 -----------------------
  Charles C. Cabot, Jr.



            *              Trustee
 -----------------------
     James T. Flynn


            *              Trustee
 -----------------------
     Terry K. Glenn

            *              Trustee
 -----------------------
 George W. Holbrook, Jr.


            *              Trustee
 -----------------------
     W. Carl Kester

 *By:/s/ROBERT W. CROOK                                              February 14, 1997
 -----------------------
    (Robert W. Crook,
    Attorney-in-Fact)

                               INDEX TO EXHIBITS


EXHIBIT                                                             PAGE
NUMBER                                                             NUMBER
-------                                                         ------------
10*      -- Opinion of Counsel



---------------

* Filed herewith.